TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017

Beginning balance	$1,534	$13,217
Additions for prior year tax positions	221	290
Reclassified from current tax payable	574	-
Decrease for prior year tax positions	(88)	(1,245)
Additions for current year tax positions	973	-
Decreases relating to the settlement with tax authorities	-	(10,728)

Ending balance	$3,214	$1,534

Summary of Taxes on Income
Taxes on income are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current taxes	$5,371	$5,561	$4,338
Deferred taxes	(2,308)	91	(2,687)

	$3,063	$5,652	$1,651

Domestic	$2,049	$238	$283
Foreign	1,014	5,414	1,368

	$3,063	$5,652	$1,651

	Year ended December 31,
	2018	2017	2016
Domestic taxes:

Current taxes	$2,206	$238	$494
Deferred taxes	(157)	-	(211)

	2,049	238	283
Foreign taxes:

Current taxes	3,165	5,323	3,844
Deferred taxes	(2,151)	91	(2,476)

	1,014	5,414	1,368

	$3,063	$5,652	$1,651

Significant Components of Deferred Tax Liabilities and Assets
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's and its subsidiaries' deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017

Carryforward tax losses	$4,743	$5,626
Deferred revenues	6,350	6,598
Temporary differences	5,093	5,216
Unrealized losses on marketable securities	331	132

Deferred tax assets before valuation allowance	16,517	17,572
Valuation allowance	(3,247)	(3,577)

Net deferred tax asset	13,270	13,995

Intangible assets, including goodwill	(4,047)	(4,536)
Depreciable assets	(1,780)	(2,008)

Deferred tax liability	(5,827)	(6,544)

Net deferred tax assets	$7,443	$7,451

The net change in the total valuation allowance for the year ended December 31, 2018 was mainly relates to the losses carryforwards of the Group’s entities that the Company concluded that it is not more likely than not that the net deferred tax assets will be realized and therefore a valuation allowance has been recorded against these assets.

	December 31,
	2018	2017

Domestic deferred tax asset, net	$1,047	$1,359
Foreign deferred tax asset, net	6,396	6,092

	$7,443	$7,451

Reconciliation Between Theoretical and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2018	2017	2016

Income (loss) before taxes, as reported in the consolidated statements of income (loss)	$14,798	$(1,841)	$(7,008)

Statutory tax rate	23%	24%	25%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$3,404	$(442)	$(1,752)
Tax adjustment in respect of different tax rate of foreign subsidiary	65	334	427
Non-deductible expenses and other permanent differences	(340)	375	200
Deferred taxes on losses for which valuation allowance was provided, net	743	1,288	463
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(2,259)	(709)	-
Stock compensation relating to stock options per ASC No. 718	1,073	1,976	1,342
Income taxes in respect of prior years	273	(1,038)	-
Change of tax rate	696	3,249	-
Approved, Privileged and Preferred enterprise loss (benefits) (*)	(684)	347	916
Other	92	272	55

Actual tax expense	$3,063	$5,652	$1,651

(*)	Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.00	$0.00	$0.03
	Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status	$0.00	$0.00	$0.03

Schedule of Income Before Income Taxes
Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2018	2017	2016

Domestic	$9,009	$(5,918)	$(11,475)
Foreign	5,789	4,077	4,467

Income (loss) before taxes on income	$14,798	$(1,841)	$(7,008)